PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 34.3%
979,556
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.630%,
01/25/2045 $ 751,436
0.1
352,758
(1)(2)
Agate Bay Mortgage
Trust 2015-3 B4,
3.465%,
04/25/2045 291,342
0.0
509,569
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.498%,
06/25/2045 395,240
0.1
439,183
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.639%,
12/25/2045 371,522
0.1
646,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.639%,
12/25/2045 473,394
0.1
683,544
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.760%,
03/25/2046 630,131
0.1
998,319
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.760%,
03/25/2046 735,883
0.1
2,096,556
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 1,923,274
0.2
1,048,278
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 980,266
0.1
225,174
(2)
Alternative Loan Trust
2004-32CB 2A2,
4.853%, (TSFR1M +
0.514%),
02/25/2035 209,916
0.0
336,962
(2)
Alternative Loan Trust
2004-J7 M1, 4.793%,
(TSFR1M + 1.134%),
10/25/2034 334,079
0.0
233,717
(2)
Alternative Loan Trust
2005-31 1A1, 5.013%,
(TSFR1M + 0.674%),
08/25/2035 218,879
0.0
183,942  Alternative Loan Trust
2005-65CB 1A3,
5.500%,
01/25/2036 118,939
0.0
332,314
(2)
Alternative Loan Trust
2005-J2 1A12, 4.853%,
(TSFR1M + 0.514%),
04/25/2035 255,693
0.0
248,472
(2)
Alternative Loan Trust
2006-19CB A12,
4.853%, (TSFR1M +
0.514%),
08/25/2036 110,108
0.0
570,878  Alternative Loan
Trust 2006-20CB A9,
6.000%,
07/25/2036 239,927
0.0
360,238
(2)
Alternative Loan Trust
2007-18CB 1A7,
4.923%, (TSFR1M +
0.584%),
08/25/2037 113,072
0.0
776,593
(2)
Alternative Loan Trust
2007-OA4 A1, 4.793%,
(TSFR1M + 0.454%),
05/25/2047 681,486
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
526,849
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 $ 496,623
0.1
1,298,745
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.484%,
11/25/2051 1,071,023
0.1
1,364,237
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.396%,
12/25/2051 1,092,530
0.1
1,664,620
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.387%,
10/25/2051 1,342,409
0.2
55,356
(2)
Bear Stearns ALT-A
Trust 2005-10 21A1,
4.563%,
01/25/2036 53,013
0.0
75,998
(2)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.515%,
05/25/2035 71,541
0.0
180,654
(2)
Bear Stearns ALT-A
Trust 2005-7 21A1,
6.223%,
09/25/2035 143,665
0.0
771,832
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.375%,
11/25/2035 422,825
0.1
1,000,000
(1)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 965,477
0.1
996,915
(1)(2)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.135%,
08/25/2055 990,350
0.1
2,000,000
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.614%,
11/25/2055 1,944,749
0.2
1,978,996
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.207%,
03/25/2055 1,889,204
0.2
4,484,401
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.117%,
05/25/2055 4,555,483
0.6
84,864
(2)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.720%,
09/25/2036 72,905
0.0
29,021
(2)
Chase Mortgage
Finance Trust Series
2007-A1 1A2, 6.620%,
02/25/2037 28,214
0.0
412,527  CHL Mortgage Pass-
Through Trust 2006-1
A2, 6.000%,
03/25/2036 211,674
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
341,467  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 $ 162,589
0.0
350,168
(1)(2)
CIM Trust 2018-
INV1 A10, 4.000%,
08/25/2048 321,685
0.0
34,198
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 32,285
0.0
211,569
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 188,261
0.0
1,201,326
(1)(2)
CIM Trust 2019-
INV3 B1A, 4.666%,
08/25/2049 1,109,643
0.1
804,664
(1)(2)
CIM Trust 2019-J1 B3,
3.940%,
08/25/2049 715,365
0.1
500,000
(1)(2)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 453,429
0.1
896,624
(1)(2)
CIM Trust 2020-J1 B3,
3.440%,
07/25/2050 755,636
0.1
889,289
(1)(2)
CIM Trust 2020-J2 B2,
2.754%,
01/25/2051 707,335
0.1
1,178,561
(1)(2)
CIM Trust 2020-J2 B3,
2.754%,
01/25/2051 915,882
0.1
196,461
(2)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.615%,
03/25/2036 150,473
0.0
171,908
(2)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.959%,
09/25/2037 156,916
0.0
489,581
(1)(2)
Citigroup Mortgage
Loan Trust 2013-
7 2A2, 5.170%,
08/25/2036 466,324
0.1
985,263
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.861%,
09/25/2051 774,833
0.1
1,988,801
(1)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.786%,
07/25/2054 1,963,000
0.2
272,557  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 273,729
0.0
116,531  CitiMortgage Alternative
Loan Trust Series
2007-A6 1A10,
6.000%,
06/25/2037 98,559
0.0
750,223
(1)(2)
COLT Mortgage Loan
Trust 2022-5 A1,
4.550%,
04/25/2067 732,596
0.1
650,327
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.783%,
(SOFR30A + 4.214%),
07/25/2039 677,305
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,026,670
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.333%,
(SOFR30A + 3.764%),
02/25/2040 $ 2,130,724
0.3
2,445,981
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.719%,
(SOFR30A + 3.150%),
12/25/2041 2,523,978
0.3
1,048,278
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 9.069%,
(SOFR30A + 4.500%),
01/25/2042 1,108,138
0.1
101,073
(1)(2)
CSMC Trust 2013-IVR3
B3, 3.401%,
05/25/2043 98,203
0.0
165,012
(1)(2)
CSMC Trust 2013-IVR5
B3, 3.619%,
10/25/2043 157,989
0.0
206,339
(1)(2)
CSMC Trust 2014-IVR1
B3, 3.605%,
11/25/2043 196,469
0.0
173,183
(1)(2)
CSMC Trust 2014-IVR2
B3, 3.816%,
04/25/2044 167,728
0.0
241,160
(1)(2)
CSMC Trust 2014-IVR3
B3, 4.002%,
07/25/2044 230,318
0.0
438,999
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 420,775
0.1
1,000,000
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 597,972
0.1
1,397,704
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 1,039,559
0.1
272,105
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.496%,
06/27/2037 237,603
0.0
3,000,000
(1)(3)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 2,815,298
0.4
1,397,704
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.683%, (SOFR30A +
3.114%),
01/25/2040 1,432,702
0.2
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
7.669%, (SOFR30A +
3.100%),
10/25/2041 2,057,474
0.3
698,852
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.869%, (SOFR30A +
3.300%),
11/25/2041 722,358
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,900,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
11.569%, (SOFR30A +
7.000%),
04/25/2042 $ 4,266,254
0.5
4,088,283
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.119%, (SOFR30A +
5.550%),
01/25/2043 4,493,546
0.6
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.310%, (SOFR30A +
4.750%),
06/25/2043 1,636,727
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.810%, (SOFR30A +
3.250%),
09/25/2043 1,054,254
0.1
1,600,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B1,
7.269%, (SOFR30A +
2.700%),
01/25/2044 1,643,623
0.2
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
8.569%, (SOFR30A +
4.000%),
01/25/2044 523,532
0.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1M2,
6.369%, (SOFR30A +
1.800%),
01/25/2044 1,011,068
0.1
850,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
8.269%, (SOFR30A +
3.700%),
02/25/2044 883,259
0.1
4,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
7.360%, (SOFR30A +
2.800%),
03/25/2044 4,118,319
0.5
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.769%, (SOFR30A +
2.200%),
05/25/2044 2,015,577
0.3
4,550,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R05 2B1,
6.569%, (SOFR30A +
2.000%),
07/25/2044 4,571,578
0.6
534,305
(1)(2)
Figure Line of Credit
Trust 2020-1 A,
4.040%,
09/25/2049 510,983
0.1
834,439
(1)(2)
Flagstar Mortgage Trust
2018-2 B2, 3.995%,
04/25/2048 747,007
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
903,339
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.142%,
07/25/2048 $ 811,475
0.1
836,678
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.908%,
10/25/2048 800,265
0.1
251,352
(1)(2)
Flagstar Mortgage
Trust 2019-1INV A15,
3.500%,
10/25/2049 221,640
0.0
3,557,985
(1)(2)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.521%,
10/25/2049 3,230,883
0.4
887,965
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 781,938
0.1
3,165,178
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.196%,
03/25/2050 2,791,786
0.4
1,577,541
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.196%,
03/25/2050 1,369,338
0.2
429,567
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.219%,
(SOFR30A + 1.650%),
01/25/2034 432,574
0.1
1,825,522
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.969%,
(SOFR30A + 3.400%),
10/25/2041 1,886,372
0.2
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.219%,
(SOFR30A + 3.650%),
11/25/2041 2,181,601
0.3
3,494,259
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.319%,
(SOFR30A + 3.750%),
12/25/2041 3,614,492
0.5
6,988,518
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.969%,
(SOFR30A + 3.400%),
01/25/2042 7,202,828
0.9
6,604,150
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.319%,
(SOFR30A + 4.750%),
02/25/2042 6,951,657
0.9
3,494,259
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 6.969%,
(SOFR30A + 2.400%),
02/25/2042 3,579,559
0.4
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 9.819%,
(SOFR30A + 5.250%),
05/25/2042 2,278,428
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.919%,
(SOFR30A + 3.350%),
11/25/2043 $ 2,669,659
0.3
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.369%,
(SOFR30A + 1.800%),
08/25/2044 1,013,271
0.1
355,749
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 336,302
0.0
31,395
(1)(2)
Galton Funding
Mortgage Trust
2019-1 A21, 4.500%,
02/25/2059 30,003
0.0
914,927
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 860,533
0.1
1,121,517
(1)(2)
GCAT Trust 2022-INV3
B1, 4.612%,
08/25/2052 1,011,978
0.1
2,394,485
(1)(2)
GCAT Trust 2024-INV2
B3, 7.375%,
06/25/2054 2,458,216
0.3
1,757,281
(1)(2)
GCAT Trust 2024-INV4
B4, 7.087%,
12/25/2054 1,692,587
0.2
128,065
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 112,622
0.0
217,711
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 191,457
0.0
512,286
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 450,510
0.1
1,398,590
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.612%,
05/25/2050 1,170,075
0.2
802,846
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.025%,
08/25/2049 695,246
0.1
56,973
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 52,754
0.0
868,313
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.373%,
11/25/2049 788,886
0.1
49,165
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 45,400
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
846,476
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.984%,
03/25/2050 $ 764,219
0.1
2,241,502
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.984%,
03/25/2050 2,023,683
0.3
1,920,464
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.984%,
03/25/2050 1,729,451
0.2
1,175,072
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.650%,
08/25/2051 901,216
0.1
927,969
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.379%,
04/25/2052 745,026
0.1
930,338
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.379%,
04/25/2052 729,276
0.1
2,842,237
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.985%,
10/25/2052 2,262,822
0.3
1,964,831
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 1,629,047
0.2
3,553,902
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ5 B2, 6.767%,
02/25/2054 3,551,022
0.4
1,579,247
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.163%,
06/25/2054 1,632,802
0.2
1,503,583
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 6.258%,
08/25/2054 1,469,536
0.2
89,912
(2)
GSR Mortgage Loan
Trust 2005-AR5 2A3,
5.286%,
10/25/2035 47,441
0.0
140,297
(2)
GSR Mortgage Loan
Trust 2006-AR1 2A1,
4.743%,
01/25/2036 124,931
0.0
547,173
(2)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.861%, (TSFR1M
+ 0.494%),
09/19/2037 463,703
0.1
1,630,041
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.318%,
12/25/2051 1,326,656
0.2
1,048,278
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 763,127
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,482,207
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.873%, (TSFR1M +
0.534%),
02/25/2046 $ 1,114,762
0.1
28,489
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.986%,
08/25/2049 26,493
0.0
19,586
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.986%,
08/25/2049 18,214
0.0
867,380
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.434%,
08/25/2049 798,524
0.1
867,380
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.434%,
08/25/2049 796,263
0.1
519,106
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.595%,
06/25/2049 485,423
0.1
974,609
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.150%,
05/25/2052 759,464
0.1
1,111,830
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.090%,
07/25/2052 862,348
0.1
2,648,077
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.300%,
11/25/2052 2,119,770
0.3
1,786,964
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.658%,
07/25/2053 1,655,484
0.2
3,112,883
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 B3,
6.616%,
06/25/2054 3,046,407
0.4
409,126  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 185,901
0.0
80,402
(2)
JP Morgan Mortgage
Trust 2007-A3 1A1,
4.783%,
05/25/2037 68,198
0.0
923,317  JP Morgan Mortgage
Trust 2007-S1 2A22,
5.750%,
03/25/2037 337,206
0.0
680,293
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.689%,
01/25/2044 570,877
0.1
786,000
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B4,
2.697%,
10/25/2029 697,347
0.1
1,264,067
(1)(2)
JP Morgan Mortgage
Trust 2015-4 B4,
3.528%,
06/25/2045 882,353
0.1
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.792%,
05/25/2046 726,362
0.1
2,063,717
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 1,789,991
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
723,591
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.780%,
08/25/2047 $ 657,445
0.1
834,386
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.872%,
11/25/2048 746,269
0.1
845,657
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.777%,
12/25/2048 741,872
0.1
920,565
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.703%,
09/25/2048 810,324
0.1
1,304,371
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.703%,
09/25/2048 1,141,952
0.1
901,702
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B1,
3.707%,
10/25/2048 802,888
0.1
1,317,599
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.707%,
10/25/2048 1,173,197
0.2
243,145
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 215,171
0.0
1,189,208
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B1,
4.024%,
01/25/2049 1,068,413
0.1
850,830
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.024%,
01/25/2049 762,184
0.1
854,070
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.253%,
02/25/2049 779,537
0.1
78,875
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 72,454
0.0
1,260,360
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B2,
4.456%,
11/25/2049 1,163,601
0.2
873,907
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B1,
4.267%,
12/25/2049 797,145
0.1
1,221,463
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B2,
4.267%,
12/25/2049 1,110,936
0.1
331,255
(1)(2)
JP Morgan Mortgage
Trust 2019-7 A15,
3.463%,
02/25/2050 293,202
0.0
1,827,891
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.207%,
02/25/2050 1,552,774
0.2
299,499
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 265,101
0.0
1,848,249
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.417%,
03/25/2050 1,590,040
0.2
1,966,673
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.952%,
10/25/2049 1,972,218
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,055,495
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.927%,
10/25/2049 $ 1,007,022
0.1
327,690
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 293,153
0.0
141,999
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A3,
3.500%,
02/25/2050 126,347
0.0
2,212,572
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.359%,
05/25/2050 1,993,367
0.3
1,146,554
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.740%,
12/25/2049 1,076,128
0.1
1,146,554
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.740%,
12/25/2049 1,073,415
0.1
4,316
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A15,
3.498%,
03/25/2050 4,217
0.0
17,538
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.498%,
03/25/2050 17,299
0.0
902,912
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.347%,
03/25/2050 821,377
0.1
1,577,504
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.347%,
03/25/2050 1,425,777
0.2
974,993
(1)(2)
JP Morgan Mortgage
Trust 2020-4 B1,
3.640%,
11/25/2050 834,831
0.1
1,569,837
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 1,345,718
0.2
928,767
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.492%,
03/25/2051 788,712
0.1
30,573
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 30,130
0.0
1,036,471
(1)(2)
JP Morgan Mortgage
Trust 2021-10 B2,
2.802%,
12/25/2051 803,334
0.1
4,562,095
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.863%,
10/25/2051 3,508,445
0.4
777,883
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 619,888
0.1
2,000,000
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 1,999,511
0.3
998,862
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.563%,
04/25/2055 940,016
0.1
407,086
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
A9, 6.500%,
10/25/2054 409,618
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,983,358
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.178%,
10/25/2054 $ 2,063,116
0.3
3,966,715
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.178%,
10/25/2054 4,036,308
0.5
1,491,802
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.951%,
12/25/2054 1,496,081
0.2
520,922
(1)(2)
JP Morgan Trust
2015-1 B3, 6.147%,
12/25/2044 504,238
0.1
336,018
(1)(2)
JP Morgan Trust
2015-3 B3, 3.582%,
05/25/2045 308,335
0.0
866,534
(1)(2)
JP Morgan Trust
2015-3 B4, 3.582%,
05/25/2045 645,364
0.1
28,502
(2)
Lehman XS Trust
Series 2005-5N 3A1B,
5.825%, (12MTA +
1.000%),
11/25/2035 28,103
0.0
1,275,486
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.362%,
10/25/2048 1,180,002
0.2
915,970
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.906%,
07/01/2051 711,752
0.1
1,641,079
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.316%,
03/25/2052 1,303,451
0.2
231,658
(1)(2)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 217,629
0.0
2,438,294
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,877,878
0.2
900,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 865,089
0.1
1,257,933
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.733%,
09/25/2057 1,135,211
0.1
112,355  Morgan Stanley
Mortgage Loan Trust
2005-10 4A1, 5.500%,
12/25/2035 64,863
0.0
3,966,125
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B2,
7.164%,
03/25/2054 4,099,819
0.5
3,734,107
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.164%,
03/25/2054 3,773,385
0.5
996,820
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
7.055%,
09/25/2054 976,141
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
980,012
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 $ 945,886
0.1
2,655,637
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.919%,
(SOFR30A + 3.350%),
04/25/2034 2,717,217
0.3
15,274
(1)(2)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 14,993
0.0
106,141
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 93,830
0.0
116,118
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 106,471
0.0
234,776
(1)(2)
OBX Trust 2020-
EXP3 1A9, 3.000%,
01/25/2060 203,163
0.0
279,951
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 246,822
0.0
907,747
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 721,654
0.1
2,501,792
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.969%,
10/25/2051 1,965,875
0.2
1,063,118
(1)(2)
Provident Funding
Mortgage Trust 2020-1
B3, 3.242%,
02/25/2050 871,738
0.1
6,619
(1)(2)
PSMC Trust 2019-2
A1, 3.500%,
10/25/2049 6,575
0.0
187,256
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 173,646
0.0
600,000
(1)(2)
Radnor Re Ltd. 2024-1
B1, 9.710%, (SOFR30A
+ 5.150%),
09/25/2034 613,136
0.1
760,320
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.269%,
(SOFR30A + 2.700%),
12/27/2033 769,241
0.1
91,234
(1)(2)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 80,784
0.0
844,945
(1)(2)
RCKT Mortgage Trust
2019-1 B1A, 3.888%,
09/25/2049 754,952
0.1
863,605
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.888%,
09/25/2049 768,665
0.1
1,261,709
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.471%,
02/25/2050 1,098,732
0.1
221,626
(1)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 209,837
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
272,951
(1)(2)
Sequoia Mortgage Trust
2015-3 B3, 3.730%,
07/25/2045 $ 209,626
0.0
1,102,331
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.558%,
02/25/2047 1,009,359
0.1
1,579,637
(1)(2)
Sequoia Mortgage Trust
2017-5 B3, 3.787%,
08/25/2047 1,398,021
0.2
729,276
(1)(2)
Sequoia Mortgage
Trust 2017-CH1 B2B,
4.508%,
08/25/2047 686,499
0.1
853,007
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.246%,
06/25/2049 767,758
0.1
301,987
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 266,912
0.0
433,056
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.711%,
12/25/2049 384,096
0.1
433,056
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.711%,
12/25/2049 377,618
0.1
495,904
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.911%,
03/25/2049 476,606
0.1
1,071,620
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.773%,
08/25/2049 1,024,326
0.1
606,358
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 560,129
0.1
1,908,827
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.508%,
09/25/2049 1,776,039
0.2
1,124,052
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.508%,
09/25/2049 1,040,204
0.1
899,757
(1)(2)
Sequoia Mortgage Trust
2020-2 B2, 3.635%,
03/25/2050 777,221
0.1
1,571,007
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.635%,
03/25/2050 1,338,934
0.2
1,262,312
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.314%,
04/25/2050 1,076,473
0.1
1,630,596
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.863%,
11/25/2051 1,297,086
0.2
1,396,401
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.137%,
01/25/2053 1,280,903
0.2
988,262
(1)(2)
Sequoia Mortgage Trust
2023-3 B3, 6.195%,
09/25/2053 950,564
0.1
757,159
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
03/25/2054 752,355
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,438,562
(1)(2)
Sequoia Mortgage Trust
2024-6 B4, 6.599%,
07/27/2054 $ 1,300,281
0.2
718,781
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 699,512
0.1
806,614
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.632%,
10/25/2047 722,775
0.1
585,411
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 539,280
0.1
2,096,556
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 1,790,548
0.2
1,397,704
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 1,273,767
0.2
44,064
(2)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.979%,
03/25/2035 39,894
0.0
2,515,863
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 548,299
0.1
768,737
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.984%,
11/25/2057 754,209
0.1
980,226
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.219%,
12/25/2051 773,863
0.1
3,204,682
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.231%,
01/25/2052 2,557,786
0.3
620,957
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 522,471
0.1
378,057
(1)(2)
Verus Securitization
Trust 2021-6 A1,
1.630%,
10/25/2066 318,940
0.0
57,693
(2)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
7.549%,
10/20/2035 56,163
0.0
74,846
(2)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A2,
7.549%,
10/20/2035 72,862
0.0
220,754
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.297%,
12/25/2036 196,402
0.0
265,828
(2)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
6.139%,
07/25/2034 248,425
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
247,845
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.221%,
06/25/2034 $ 238,585
0.0
172,049
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.433%,
(TSFR1M + 1.094%),
10/25/2045 165,060
0.0
158,913
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR16 1A1, 4.756%,
12/25/2035 143,698
0.0
180,433
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.228%,
11/25/2036 155,336
0.0
563,832
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 1A1, 4.361%,
12/25/2036 506,443
0.1
247,770
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.541%,
12/25/2036 217,979
0.0
175,010
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 2A3, 4.216%,
02/25/2037 158,207
0.0
321,211
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 3A2, 4.060%,
02/25/2037 270,507
0.0
262,750  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 238,378
0.0
85,654  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-7 1A4, 5.500%,
09/25/2035 75,576
0.0
320,124  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 287,482
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
425,460
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.913%, (TSFR1M
+ 0.574%),
01/25/2047 $ 375,539
0.1
81,716  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 69,077
0.0
412,346
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.646%,
07/25/2047 358,133
0.1
42,019
(2)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.153%,
04/25/2036 40,650
0.0
289,790
(2)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.683%,
12/28/2037 254,754
0.0
150,030
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-3 A17, 3.500%,
07/25/2049 133,530
0.0
1,336,057
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.373%,
12/25/2049 1,117,741
0.1
965,255
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.156%,
07/25/2050 833,448
0.1
1,166,127
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.700%,
12/25/2050 852,757
0.1
Total Collateralized
Mortgage Obligations
(Cost $298,751,133)
277,918,908
34.3
COMMERCIAL MORTGAGE-BACKED SECURITIES : 33.5%
1,803,038
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 1,338,380
0.2
3,947,814
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 2,795,274
0.3
2,000,000
(1)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2029 2,030,730
0.3
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
6.345%, (TSFR1M +
1.947%),
12/15/2036 482,969
0.1
2,500,000
(1)(2)
BAHA Trust 2024-MAR
C, 7.766%,
12/10/2041 2,573,325
0.3
1,537,474
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 1,096,939
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,060,000
(1)(2)(4)
BANK 2017-BNK4 XE,
1.473%,
05/15/2050 $ 201,104
0.0
14,780,716
(1)(2)(4)
BANK 2017-BNK8 XE,
1.292%,
11/15/2050 479,047
0.1
9,363,500
(1)(2)(4)
BANK 2018-BN12 XD,
1.403%,
05/15/2061 390,884
0.1
10,819,970
(2)(4)
BANK 2019-BN19 XA,
0.935%,
08/15/2061 385,596
0.1
2,500,000
(2)
BANK 2020-BN26 C,
3.414%,
03/15/2063 2,021,087
0.3
36,704,523
(2)(4)
BANK 2020-BN27 XA,
1.155%,
04/15/2063 1,689,496
0.2
12,100,584
(2)(4)
BANK 2020-BN30 XA,
1.279%,
12/15/2053 675,267
0.1
1,000,000  BANK5 2024-5YR11
A3, 5.893%,
11/15/2057 1,029,687
0.1
2,300,000
(1)
BANK5 2024-5YR12
D, 4.000%,
12/15/2057 1,974,031
0.2
30,247,377
(2)(4)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.519%,
08/15/2052 1,570,032
0.2
103,000,000
(1)(2)(4)
BBCCRE Trust 2015-
GTP XB, 0.215%,
08/10/2033 83,276
0.0
3,000,000
(1)
BBCMS Mortgage Trust
2024-5C27 D, 4.000%,
07/15/2057 2,607,318
0.3
2,000,000
(1)
BBCMS Mortgage Trust
2024-5C29 D, 4.000%,
09/15/2057 1,746,077
0.2
2,500,000
(1)
BBCMS Mortgage Trust
2024-5C31 D, 4.250%,
12/15/2057 2,193,240
0.3
6,237,026
(2)(4)
BBCMS Trust 2021-
C10 XA, 1.213%,
07/15/2054 340,669
0.0
8,000,000
(1)(2)(4)
Benchmark Mortgage
Trust 2018-B4 XD,
1.750%,
07/15/2051 399,934
0.1
13,253,026
(1)(2)(4)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 583,919
0.1
46,967,866
(2)(4)
Benchmark Mortgage
Trust 2018-B7 XA,
0.407%,
05/15/2053 561,144
0.1
11,689,996
(2)(4)
Benchmark Mortgage
Trust 2019-B10 XA,
1.221%,
03/15/2062 481,160
0.1
1,000,000
(2)
Benchmark Mortgage
Trust 2019-B13 C,
3.839%,
08/15/2057 822,213
0.1
10,418,134
(1)(2)(4)
Benchmark Mortgage
Trust 2019-B14 XD,
1.263%,
12/15/2062 575,875
0.1
1,350,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 839,527
0.1
3,220,000
(1)(2)(4)
Benchmark Mortgage
Trust 2019-B9 XD,
1.992%,
03/15/2052 217,926
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,641,963
(2)(4)
Benchmark Mortgage
Trust 2020-B17 XA,
1.412%,
03/15/2053 $ 638,128
0.1
5,115,479
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 4,896,749
0.6
15,216,043
(2)(4)
Benchmark Mortgage
Trust 2020-B18 XA,
1.782%,
07/15/2053 939,206
0.1
7,158,083
(2)(4)
Benchmark Mortgage
Trust 2020-B20 XA,
1.602%,
10/15/2053 415,228
0.1
11,063,922
(2)(4)
Benchmark Mortgage
Trust 2020-B22 XA,
1.505%,
01/15/2054 772,740
0.1
12,749,709
(2)(4)
Benchmark Mortgage
Trust 2021-B23 XA,
1.259%,
02/15/2054 667,290
0.1
23,866,968
(2)(4)
Benchmark Mortgage
Trust 2021-B25 XA,
1.081%,
04/15/2054 1,114,388
0.1
4,892,530
(2)(4)
Benchmark Mortgage
Trust 2021-B28 XA,
1.262%,
08/15/2054 275,206
0.0
1,000,000
(1)(2)
BHMS 2018-ATLS D,
6.944%, (TSFR1M +
2.547%),
07/15/2035 993,807
0.1
4,598,445
(1)(5)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 3,559,655
0.4
2,341,154
(1)(5)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 1,724,790
0.2
5,887,827
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.434%,
05/25/2052 4,659,247
0.6
2,000,000
(1)
BMO Mortgage Trust
2024-5C6 D, 4.500%,
09/15/2057 1,734,509
0.2
1,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2024-
BOCA B, 6.737%,
(TSFR1M + 2.340%),
08/15/2041 1,003,209
0.1
1,679,341
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 6.343%,
(TSFR1M + 1.946%),
04/15/2034 1,658,901
0.2
700,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.682%,
(TSFR1M + 2.285%),
10/15/2036 692,098
0.1
876,738
(1)(2)
BX Commercial
Mortgage Trust 2021-
SOAR G, 7.312%,
(TSFR1M + 2.914%),
06/15/2038 871,277
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,922,704
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.912%,
(TSFR1M + 2.514%),
09/15/2036 $ 2,920,222
0.4
3,300,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 7.538%,
(TSFR1M + 3.141%),
06/15/2027 3,340,847
0.4
982,645
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 7.986%,
(TSFR1M + 3.589%),
12/09/2040 986,722
0.1
2,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 D, 7.188%,
(TSFR1M + 2.790%),
10/15/2041 2,010,417
0.3
987,006
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING D, 6.887%,
(TSFR1M + 2.490%),
05/15/2034 988,979
0.1
3,158,420
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING E, 8.085%,
(TSFR1M + 3.688%),
05/15/2034 3,153,212
0.4
885,455
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 7.087%,
(TSFR1M + 2.690%),
02/15/2039 895,668
0.1
1,458,014
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 D, 7.537%,
(TSFR1M + 3.140%),
02/15/2039 1,463,728
0.2
2,800,000
(1)(2)
BX Trust 2021-ARIA F,
7.105%, (TSFR1M +
2.708%),
10/15/2036 2,795,428
0.3
1,000,000
(1)(2)
BX Trust 2021-LGCY
E, 6.211%, (TSFR1M +
1.814%),
10/15/2036 995,263
0.1
1,859,724
(1)(2)
BX Trust 2021-RISE
D, 6.261%, (TSFR1M +
1.864%),
11/15/2036 1,843,054
0.2
2,265,319
(1)(2)
BX Trust 2021-SDMF
E, 6.098%, (TSFR1M +
1.701%),
09/15/2034 2,230,870
0.3
2,000,000
(1)(2)
BX Trust 2022-LBA6
E, 7.097%, (TSFR1M +
2.700%),
01/15/2039 1,996,370
0.3
500,000
(1)(2)
BX Trust 2022-VAMF
F, 7.696%, (TSFR1M +
3.299%),
01/15/2039 495,121
0.1
2,250,000
(1)(2)
BX Trust 2023-DELC
A, 7.087%, (TSFR1M +
2.690%),
05/15/2038 2,271,050
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(2)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 8.532%,
(TSFR1M + 4.134%),
03/15/2035 $ 2,014,958
0.3
948,000
(1)
Cantor Commercial
Real Estate Lending
2019-CF2 D, 2.500%,
11/15/2052 726,595
0.1
1,250,000
(1)(2)
Cantor Commercial
Real Estate Lending
2019-CF3 D, 2.500%,
01/15/2053 830,751
0.1
12,070,653
(2)(4)
CD Mortgage Trust
2019-CD8 XA, 1.393%,
08/15/2057 581,267
0.1
2,000,000
(1)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,773,263
0.2
22,500,456
(1)(2)(4)
Citigroup Commercial
Mortgage Trust 2014-
GC19 XD, 1.162%,
03/11/2047 253,132
0.0
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 897,756
0.1
14,434,785
(1)(2)(4)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.254%,
09/15/2050 420,578
0.1
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2021-
PRM2 D, 6.412%,
(TSFR1M + 2.014%),
10/15/2038 997,284
0.1
2,000,000
(1)
Citigroup Commercial
Mortgage Trust 2023-
PRM3 C, 6.360%,
07/10/2028 2,022,747
0.3
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 5.852%,
10/12/2040 983,748
0.1
1,565,428
(1)(2)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.067%,
11/10/2051 1,089,407
0.1
2,750,000
(1)(2)
COMM Mortgage Trust
2024-CBM D, 7.926%,
12/10/2041 2,790,726
0.3
16,406,000
(1)(2)(4)
CSAIL Commercial
Mortgage Trust 2017-
CX10 XE, 0.923%,
11/15/2050 416,039
0.1
2,360,000
(2)
CSAIL Commercial
Mortgage Trust 2018-
CX12 B, 4.614%,
08/15/2051 2,208,800
0.3
1,847,000  DBJPM Mortgage Trust
2016-C3 B, 3.264%,
08/10/2049 1,716,182
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.421%,
06/10/2034 $ 853,264
0.1
3,500,000
(1)(2)
DK Trust 2024-SPBX
D, 7.147%, (TSFR1M +
2.750%),
03/15/2034 3,508,517
0.4
2,642,372
(1)(2)
Extended Stay America
Trust 2021-ESH E,
7.361%, (TSFR1M +
2.964%),
07/15/2038 2,659,690
0.3
2,650,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU E, 7.643%,
(TSFR1M + 3.150%),
12/15/2039 2,671,363
0.3
13,316,992
(1)(2)(4)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.666%,
03/25/2038 628,467
0.1
3,364,629
(2)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1515 X1, 1.508%,
02/25/2035 347,513
0.0
9,043,147
(2)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.979%,
08/25/2036 693,412
0.1
3,378,024
(1)(5)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 2,897,119
0.4
47,950,213
(1)(4)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 49,808
0.0
12,250,292
(1)(4)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 17,553
0.0
449,682
(1)(5)
FREMF Mortgage Trust
2018-K156 C, 0.000%,
07/25/2036 203,062
0.0
2,000,000
(1)(2)
FS Trust 2024-HULA
D, 7.337%, (TSFR1M +
2.940%),
08/15/2039 2,012,955
0.3
5,187,577
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 4,201,020
0.5
5,604,792
(1)(5)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 4,382,454
0.5
1,000,000
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 841,601
0.1
6,944,491
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.981%,
11/27/2050 5,924,248
0.7
3,644,248
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 2,651,361
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,736,005
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 $ 2,643,777
0.3
2,735,306
(1)(5)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 2,620,370
0.3
3,770,306
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 3,750,459
0.5
4,582,372
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 4,552,004
0.6
3,727,676
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.000%,
09/27/2051 3,574,823
0.4
3,163,003
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 2,177,375
0.3
3,768,209
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 3,745,891
0.5
3,725,579
(1)(5)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 3,502,623
0.4
1,400,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2023-FUN
C, 7.786%, (TSFR1M +
3.389%),
03/15/2028 1,414,380
0.2
5,399,830
(2)(4)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.007%,
02/10/2052 184,728
0.0
1,516,508
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 1,098,422
0.1
11,588,314
(2)(4)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.120%,
07/10/2052 457,049
0.1
1,257,933
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 809,402
0.1
500,000
(1)
GS Mortgage Securities
Trust 2021-GSA3 E,
2.250%,
12/15/2054 300,028
0.0
2,500,000
(1)(2)
GSMS Trustair 2024-
FAIR C, 6.891%,
07/15/2029 2,517,657
0.3
3,700,000
(1)(2)
GWT 2024-WLF2 D,
7.337%, (TSFR1M +
2.939%),
05/15/2041 3,741,615
0.5
3,000,000
(1)(2)
Hawaii Hotel Trust
2019-MAUI E, 6.855%,
(TSFR1M + 2.457%),
05/15/2038 3,002,581
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,187,195
(1)(2)
HIT Trust 2022-HI32
B, 7.586%, (TSFR1M +
3.189%),
07/15/2039 $ 1,190,754
0.2
2,000,000
(1)(2)
HLTN Commercial
Mortgage Trust 2024-
DPLO D, 7.736%,
(TSFR1M + 3.339%),
06/15/2041 2,014,655
0.3
2,000,000
(1)(2)
INTOWN Mortgage
Trust 2022-STAY B,
7.683%, (TSFR1M +
3.286%),
08/15/2039 2,006,234
0.3
4,100,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.219%,
01/05/2034 3,825,938
0.5
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI D, 5.797%,
10/05/2039 987,705
0.1
1,000,000  JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP2 B, 3.460%,
08/15/2049 906,842
0.1
2,143,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC F, 7.712%,
(TSFR1M + 3.314%),
04/15/2038 2,147,705
0.3
22,487,488
(1)(2)(4)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 XC,
1.058%,
11/15/2045 120,217
0.0
46,979,000
(1)(2)(4)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XD,
0.500%,
01/15/2048 279,053
0.0
34,428,000
(1)(2)(4)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XE,
0.268%,
01/15/2048 143,818
0.0
1,000,000
(2)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 963,920
0.1
1,150,000
(1)(2)
JW Trust 2024-BERY
A, 5.990%, (TSFR1M +
1.593%),
11/15/2039 1,152,989
0.1
2,500,000
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 D, 7.863%,
(TSFR1M + 3.290%),
12/15/2039 2,504,361
0.3
1,875,000
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 8.586%,
(TSFR1M + 4.188%),
03/15/2036 1,873,892
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
805,692
(1)(2)
MCR Mortgage Trust
2024-HTL D, 8.303%,
(TSFR1M + 3.905%),
02/15/2037 $ 814,983
0.1
1,600,000
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 7.112%,
(TSFR1M + 2.715%),
04/15/2038 1,602,272
0.2
800,000
(1)(2)
MHC Trust 2021-MHC2
E, 6.461%, (TSFR1M +
2.064%),
05/15/2038 797,599
0.1
2,000,000
(1)(2)
MHP 2021-STOR G,
7.262%, (TSFR1M +
2.864%),
07/15/2038 1,994,671
0.3
2,279,035
(1)(2)
MHP 2022-MHIL F,
7.656%, (TSFR1M +
3.259%),
01/15/2027 2,274,034
0.3
14,182,844
(2)(4)
Morgan Stanley Capital
I 2017-HR2 XA,
0.848%,
12/15/2050 292,481
0.0
10,870,640
(1)(2)(4)
Morgan Stanley Capital
I 2017-HR2 XD,
1.587%,
12/15/2050 437,253
0.1
1,171,000
(2)
Morgan Stanley Capital
I Trust 2018-H3 C,
4.849%,
07/15/2051 1,087,161
0.1
25,899,443
(2)(4)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.222%,
07/15/2052 1,182,646
0.1
6,586,500
(1)(2)(4)
Morgan Stanley Capital
I Trust 2019-H7 XD,
1.368%,
07/15/2052 349,530
0.0
1,500,000  Morgan Stanley Capital
I Trust 2020-HR8 A4,
2.041%,
07/15/2053 1,276,773
0.2
3,500,000
(1)(2)
NXPT Commercial
Mortgage Trust 2024-
STOR E, 6.703%,
11/05/2041 3,474,259
0.4
2,750,000
(1)(2)
ORL Trust 2024-GLKS
E, 7.690%, (TSFR1M +
3.190%),
12/15/2039 2,758,774
0.3
1,516,508
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 1,460,089
0.2
6,988,518
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 6,029,653
0.7
1,968,173
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 1,794,172
0.2
9,525,351
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.369%,
11/08/2049 8,684,373
1.1
12,070,440
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.222%,
03/01/2050 10,794,001
1.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,402,767
(1)(5)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 $ 3,694,377
0.5
2,320,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.728%,
03/15/2037 1,967,316
0.2
2,500,000
(1)(2)
SMRT 2022-MINI F,
7.748%, (TSFR1M +
3.350%),
01/15/2039 2,375,496
0.3
14,534,037
(2)(4)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.519%,
04/15/2052 758,626
0.1
1,560,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE D, 7.337%,
(TSFR1M + 2.940%),
11/15/2041 1,566,004
0.2
16,657,000
(1)(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XE,
1.238%,
09/15/2058 124,765
0.0
16,657,000
(1)(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XFG,
1.238%,
09/15/2058 124,653
0.0
3,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.164%,
12/15/2049 2,706,245
0.3
3,375,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.030%,
12/15/2059 2,952,268
0.4
7,605,000
(1)(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2016-NXS6
XFG, 2.000%,
11/15/2049 218,953
0.0
21,640,039
(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.857%,
10/15/2050 378,114
0.1
13,673,089
(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 XA,
0.764%,
06/15/2051 299,935
0.0
1,380,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 B,
3.034%,
04/15/2054 1,129,532
0.1
14,041,353
(2)(4)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.496%,
08/15/2054 932,634
0.1
3,700,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2021-C61 D,
2.500%,
11/15/2054 2,654,989
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 $ 956,896
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $270,254,129)
271,612,939
33.5
ASSET-BACKED SECURITIES : 24.6%
Automobile Asset-Backed Securities : 0.3%
1,650
(1)
Carvana Auto
Receivables Trust
2023-P1 R,
03/11/2030 178,238
0.0
3,334
(1)
Chase Auto Owner
Trust 2024-3A R1,
09/25/2031 1,202,983
0.2
2,000
(1)
Chase Auto Owner
Trust 2024-4A R1,
11/25/2031 770,437
0.1
2,151,658
0.3
Home Equity Asset-Backed Securities : 0.5%
531,932
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 415,339
0.1
657,377
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 494,441
0.1
2,258,482
(2)
GSAA Home Equity
Trust 2006-14 A3A,
4.953%, (TSFR1M +
0.614%),
09/25/2036 682,666
0.1
870,238
(2)
GSAA Home Equity
Trust 2007-1 1A1,
4.613%, (TSFR1M +
0.274%),
02/25/2037 240,014
0.0
192,245
(2)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 191,890
0.0
300,160
(2)
Renaissance Home
Equity Loan Trust
2005-4 A6, 5.749%,
02/25/2036 275,363
0.0
1,991,165
(1)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 1,948,782
0.2
4,248,495
0.5
Other Asset-Backed Securities : 21.4%
1,650,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 6.415%,
(TSFR3M + 2.100%),
01/20/2038 1,654,419
0.2
884,695
(1)
ACHV ABS TRUST
2024-1PL A, 5.900%,
04/25/2031 892,828
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,011,692
(1)(2)(3)(4)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 $ —
—
4,480,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
6.751%, (TSFR3M +
2.162%),
04/30/2031 4,486,478
0.5
1,350,000
(1)(2)
Apidos CLO XV 2013-
15A CRR, 6.729%,
(TSFR3M + 2.112%),
04/20/2031 1,357,113
0.2
2,650,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.929%, (TSFR3M +
2.312%),
10/20/2030 2,660,250
0.3
761,310
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 748,498
0.1
4,053,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 3,480,866
0.4
1,907,340
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 1,813,517
0.2
1,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2022-4A CR,
6.697%, (TSFR3M +
2.050%),
10/16/2037 1,002,259
0.1
4,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-2A C,
7.156%, (TSFR3M +
2.500%),
07/15/2037 4,057,900
0.5
3,436,230
(1)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 3,394,116
0.4
105,358
(2)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
6.442%,
10/25/2036 105,014
0.0
1,000,000
(1)(2)
Birch Grove Clo 11 Ltd.
2024-11A E, 10.149%,
(TSFR3M + 5.800%),
01/22/2038 1,005,987
0.1
900,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 6.835%,
(TSFR3M + 2.000%),
10/22/2037 902,532
0.1
1,375,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
E, 11.318%, (TSFR3M
+ 6.662%),
04/15/2034 1,368,903
0.2
2,968,875
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
6.806%, (TSFR3M +
2.150%),
04/15/2035 2,973,204
0.4
1,400,000
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 1,384,752
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,700,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 6.480%, (TSFR3M
+ 2.100%),
01/20/2038 $ 1,704,546
0.2
5,000,000
(1)(2)
CBAM Ltd. 2019-9A
CR, 7.356%, (TSFR3M
+ 2.700%),
07/15/2037 5,062,610
0.6
2,600,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
7.009%, (TSFR3M +
2.362%),
07/17/2031 2,602,561
0.3
1,500,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.817%,
(TSFR3M + 2.200%),
07/21/2037 1,521,825
0.2
1,468,102
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,328,213
0.2
3,443,500
(1)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 2,913,516
0.4
959,818
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 954,469
0.1
1,278,178
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 1,250,805
0.2
905,280
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 840,632
0.1
3,000,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 6.647%,
(TSFR3M + 2.000%),
07/17/2037 3,032,142
0.4
2,850,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
6.768%, (TSFR3M +
2.112%),
10/15/2030 2,857,535
0.3
1,548,420
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 1,565,710
0.2
199,418
(1)(2)
HGI CRE CLO Ltd.
2021-FL2 A, 5.512%,
(TSFR1M + 1.114%),
09/17/2036 198,813
0.0
549,405
(1)
J.G. Wentworth XLI LLC
2018-1A B, 4.700%,
10/15/2074 477,547
0.1
1,600,000
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 1,585,191
0.2
632,856
(1)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 556,878
0.1
735,628
(1)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 631,134
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,056,784
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 $ 859,992
0.1
859,328
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 761,848
0.1
538,458
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 502,330
0.1
744,524
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 695,245
0.1
407,038
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 365,325
0.0
682,153
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 583,139
0.1
747,788
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 566,372
0.1
1,835,946
(1)
Mosaic Solar Loan Trust
2024-2A B, 6.300%,
04/22/2052 1,767,714
0.2
498,985
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 467,003
0.1
1,946,821
(1)
Mosaic Solar Loans
LLC 2024-1A B,
6.250%,
09/20/2049 1,876,314
0.2
1,850,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 27
Ltd. 2018-27A CR,
6.756%, (TSFR3M +
2.100%),
07/15/2038 1,877,691
0.2
3,135,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 6.887%,
(TSFR3M + 2.270%),
07/20/2037 3,159,277
0.4
1,100,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 7.117%,
(TSFR3M + 2.500%),
04/20/2037 1,107,952
0.1
3,500,000
(1)(2)
OCP CLO Ltd. 2020-
20A CR, 7.082%,
(TSFR3M + 2.450%),
04/18/2037 3,525,749
0.4
4,000,000
(1)(2)
Octagon Investment
Partners 31 Ltd. 2017-
1A DRR, 8.182%,
(TSFR3M + 3.550%),
07/20/2030 4,027,480
0.5
3,750,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
7.147%, (TSFR3M +
2.500%),
04/16/2037 3,803,839
0.5
2,474,063
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 9.783%, (TSFR3M +
5.262%),
05/20/2029 2,496,876
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,400,000
(1)(2)
Parallel Ltd. 2023-1A
B, 8.117%, (TSFR3M +
3.500%),
07/20/2036 $ 3,432,841
0.4
6,384,000
(1)
Planet Fitness Master
Issuer LLC 2024-
1A A2II, 6.237%,
06/05/2054 6,378,670
0.8
12,890
(2)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.411%,
01/25/2036 12,807
0.0
889,791
(1)
SoFi Consumer Loan
Program Trust 2021-1
D, 2.040%,
09/25/2030 873,554
0.1
600,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
7.138%, (TSFR3M +
2.512%),
10/23/2031 601,140
0.1
4,100,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.187%, (TSFR3M +
2.562%),
04/25/2034 4,108,926
0.5
51,234
(2)
Structured Asset
Securities Corp.
Mortgage Loan Trust
2006-BC5 A4, 4.793%,
(TSFR1M + 0.454%),
12/25/2036 50,409
0.0
7,550,000
(1)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 7,358,416
0.9
793,141
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 723,110
0.1
1,210,967
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 1,041,749
0.1
4,795,564
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 4,021,851
0.5
914,253
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 789,233
0.1
1,604,978
(1)
Sunnova Helios XII
Issuer LLC 2023-B C,
6.000%,
08/22/2050 1,298,821
0.2
2,467,734
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 1,951,502
0.2
2,155,176
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 2,006,895
0.2
2,121,161
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 2,023,793
0.2
4,422,990
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,150,768
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
878,210
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 $ 824,829
0.1
7,500,000
(1)(2)
Symphony CLO 43 Ltd.
2024-43A C, 7.206%,
(TSFR3M + 2.550%),
04/15/2037 7,598,520
0.9
885,000
(1)(2)
Symphony CLO XIX
Ltd. 2018-19A C,
6.659%, (TSFR3M +
2.012%),
04/16/2031 886,827
0.1
3,930,000
(1)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 3,260,692
0.4
3,958,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.418%, (TSFR3M +
2.762%),
04/15/2035 3,966,417
0.5
1,103,808
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 977,327
0.1
6,800,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,897,349
0.8
1,428,581
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 1,275,164
0.2
1,266,720
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 7.198%,
(TSFR3M + 2.542%),
07/15/2031 1,268,601
0.2
1,400,000
(1)(2)
VERDE CLO Ltd.
2019-1A CRR, 6.656%,
(TSFR3M + 2.000%),
04/15/2032 1,403,615
0.2
1,407,723
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 1,248,670
0.2
1,583,400
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 6.844%,
(TSFR3M + 2.212%),
07/18/2031 1,586,665
0.2
3,973,266
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 3,720,532
0.5
2,842,875
(1)
Zaxbys Funding LLC
2024-1A A2I, 6.594%,
04/30/2054 2,869,505
0.4
4,428,712
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 4,030,231
0.5
173,456,338
21.4
Student Loan Asset-Backed Securities : 2.4%
129,376
(1)
Commonbond Student
Loan Trust 2016-A B,
4.000%,
05/25/2040 116,001
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
307,032
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 $ 286,453
0.0
219,054
(1)
Commonbond Student
Loan Trust 2017-AGS
C, 5.280%,
05/25/2041 202,515
0.0
85,953
(1)
Commonbond Student
Loan Trust 2017-BGS
C, 4.440%,
09/25/2042 72,799
0.0
398,196
(1)
Commonbond Student
Loan Trust 2020-AGS
B, 3.160%,
08/25/2050 330,614
0.1
413,902
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 324,959
0.0
328,639
(1)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 324,377
0.0
725,688
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 696,266
0.1
170,752
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 158,621
0.0
2,420
(1)
Navient Private
Education Refi Loan
Trust 2021-DA R,
04/15/2060 1,722,967
0.2
850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 571,393
0.1
1,833,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,612,853
0.2
1,000,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 973,792
0.1
874,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 811,712
0.1
1,000,000
(1)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 942,776
0.1
2,795,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 2,606,444
0.3
1,398,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 1,307,643
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,468,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 $ 1,366,698
0.2
3,529,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 2,791,182
0.4
2,865,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 2,380,058
0.3
19,600,123
2.4
Total Asset-Backed
Securities
(Cost $208,349,389)
199,456,614
24.6
Total Long-Term
Investments
(Cost $777,354,651)
748,988,461
92.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.1%
Commercial Paper : 5.4%
3,000,000  American Honda
Finance Corp.,
4.560
%,
01/09/2025 2,996,640
0.4
3,000,000
Cigna Group,
4.560
%,
01/06/2025 2,997,761
0.4
2,790,000
Cigna Group,
4.560
%,
01/08/2025 2,787,220
0.3
2,500,000
Cigna Group,
4.590
%,
01/15/2025 2,495,301
0.3
4,000,000  Dominion Energy, Inc.,
4.540
%,
01/06/2025 3,997,028
0.5
4,000,000  Enbridge (US) Inc.,
4.650
%,
01/03/2025 3,998,475
0.5
250,000  Enbridge (US) Inc.,
4.660
%,
01/08/2025 249,745
0.0
6,000,000
Exelon Corp.,
4.550
%,
01/02/2025 5,998,509
0.7
3,000,000  Keurig Dr. Pepper, Inc.,
4.550
%,
01/03/2025 2,998,881
0.4
3,000,000  McCormick &
Company, Inc.,
4.560
%,
01/07/2025 2,997,387
0.4
2,000,000  Mckesson Corp.,
4.550
%,
01/03/2025 1,999,254
0.3
5,000,000  Sherwin-Williams Co.,
4.510
%,
01/09/2025 4,994,456
0.6
3,000,000  Virginia Electric and
Power Co.,
4.510
%,
01/08/2025 2,997,045
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
2,000,000  Waste Management,
Inc.,
4.560
%,
01/07/2025 $ 1,998,258
0.2
Total Commercial Paper
(Cost $43,510,131)
43,505,960
5.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.7%
13,471,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $13,471,000) $ 13,471,000 1.7
Total Short-Term
Investments
(Cost $56,981,131)
56,976,960
7.1
Total Investments in
Securities
(Cost $834,335,782) $ 805,965,421 99.5
Assets in Excess of
Other Liabilities
4,370,473 0.5
Net Assets $ 810,335,894 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)
Rate shown is the 7-day yield as of December 31, 2024.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 275,103,610 $ 2,815,298 $ 277,918,908
Commercial Mortgage-Backed Securities — 271,612,939 — 271,612,939
Asset-Backed Securities — 199,456,614 — 199,456,614
Short-Term Investments 13,471,000 43,505,960 — 56,976,960
Total Investments, at fair value $ 13,471,000 $ 789,679,123 $ 2,815,298 $ 805,965,421
Other Financial Instruments+
Futures 1,109,923 — — 1,109,923
Total Assets $ 14,580,923 $ 789,679,123 $ 2,815,298 $ 807,075,344
Liabilities Table
Other Financial Instruments+
Futures $ (1,389,306) $ — $ — $ (1,389,306)
Total Liabilities $ (1,389,306) $ — $ — $ (1,389,306)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,756 03/31/25 $ 361,050,063 $ (834,167)
U.S. Treasury Ultra Long Bond 164 03/20/25 19,500,625 (555,139)
$ 380,550,688 $ (1,389,306)
Short Contracts:
U.S. Treasury 5-Year Note (176) 03/31/25 (18,709,625) 244,680
U.S. Treasury 10-Year Note (55) 03/20/25 (5,981,250) 185,217
U.S. Treasury Long Bond (127) 03/20/25 (14,458,156) 309,157
U.S. Treasury Ultra 10-Year Note (283) 03/20/25 (31,501,438) 370,869
$ (70,650,469) $ 1,109,923
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 13,920,930
Gross Unrealized Depreciation (42,291,347)
Net Unrealized Depreciation $ (28,370,417)